Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Nonrecurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans	$ 1,096	$ 3,573
Foreclosed assets held for sale	695	736
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans	0	0
Foreclosed assets held for sale	0	0
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans	0	0
Foreclosed assets held for sale	0	0
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans	1,096	3,573
Foreclosed assets held for sale	$ 695	$ 736